3. STOCK OPTIONS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes to Financial Statements
Stock based compensation	$ 430,000	$ 198,000
Unrecognized compensation cost	$ 1,500,000